Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Roundhill Acquirers Deep Value ETF NAV
Shareholder Report [Line Items]
Fund Name	Roundhill Acquirers Deep Value ETF
Class Name	Roundhill Acquirers Deep Value ETF
Trading Symbol	DEEP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Acquirers Deep Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/deep/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/deep/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Acquirers Deep Value ETF	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to hold deeply undervalued, high-quality, small and micro-capitalization stocks. Small and micro-capitalization stocks with value and quality features rose over the reporting period as lower energy costs and lower inflation saw a continued recovery in economic activity.

On a relative performance basis, the Fund underperformed its benchmark, represented by the S&P 500® Index. Higher relative exposures to value, size and quality drove the Fund’s underperformance. To maintain value, size and quality exposure, the Fund tends to invest in smaller companies than the benchmark because value and small size tend to be related.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/22/2014)
Roundhill Acquirers Deep Value ETF NAV	8.48	7.54	6.73
Roundhill Acquirers Deep Value ETF Market	8.36	7.56	6.74
S&P 500 TR	27.14	15.92	13.10
Deep Value-Acquirers Deep Value Blended Index	9.61	8.50	7.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/deep/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/deep/ for more recent performance information.
Net Assets	$ 32,679,299
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 288,573
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$32,679,299
Number of Holdings	101
Net Advisory Fee	$288,573
Portfolio Turnover	118%
30-Day SEC Yield	1.75%
30-Day SEC Yield Unsubsidized	1.75%

Holdings [Text Block]

Top 10 Securities	(%)
Everi Holdings, Inc.	1.5%
Bancorp, Inc.	1.4%
RE/MAX Holdings, Inc. - Class A	1.3%
SIGA Technologies, Inc.	1.3%
Pediatrix Medical Group, Inc.	1.3%
Vector Group, Ltd.	1.3%
Virtu Financial, Inc. - Class A	1.3%
PROG Holdings, Inc.	1.3%
M/I Homes, Inc.	1.2%
Build-A-Bear Workshop, Inc.	1.2%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/deep/.